SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Other Receivables
HST paid on purchases	$ 528,766	$ 445,128
VAT paid on purchases	313,120	359,502
Total receivables and other current assets	$ 841,886	$ 804,630